Ameritas Life Insurance Corp.

("Ameritas Life")

Ameritas Variable Separate Account V and

Ameritas Variable Separate Account VA-2

Supplement to:

Overture Life SPVUL and

Overture Annuity

Prospectuses Dated May 1, 2007

Supplement Dated May 1, 2021

Subaccount underlying portfolios available as variable investment options for your Policy are:

Type / Investment Objective	Portfolio Company and Adviser / Subadviser(s)
Current income and long-term capital appreciation.	Alger Balanced Portfolio, Class I-2, Fred Alger Management, LLC
Investing to correspond with the returns of the MSCI EAFE Index.	Calvert VP EAFE International Index Portfolio, Class I, Calvert Research and Management
Investing to correspond with the returns of the Russell 2000 Index.	Calvert VP Russell 2000 Small Cap Index Portfolio, Class I, Calvert Research and Management / Ameritas Investment Partners, Inc. ("AIP") [1]
Investing to correspond with the returns of the S&P 500 Index.	Calvert VP S&P 500 Index Portfolio, Calvert Research and Management / AIP [1,2]
Investing to correspond with the returns of the S&P MidCap 400 Index.	Calvert VP S&P MidCap 400 Index Portfolio, Class I, Calvert Research and Management / AIP [1,2]
Total return.	Calvert VP SRI Balanced Portfolio, Class I, Calvert Research and Management
Long-term capital appreciation.	Calvert VP SRI Mid Cap Portfolio [3], Calvert Research and Management
Seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.	Fidelity® VIP Asset Manager Portfolio, Initial Class [4], Fidelity Management & Research Company LLC / Other investment advisers serve as sub-advisers for the fund.
Seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments.	Fidelity® VIP Asset Manager: Growth Portfolio, Initial Class [4], Fidelity Management & Research Company LLC / Other investment advisers serve as sub-advisers for the fund.
Seeks long-term capital appreciation.	Fidelity® VIP ContrafundSM Portfolio, Initial Class [4], Fidelity Management & Research Company LLC / Other investment advisers serve as sub-advisers for the fund.
Seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index. [2]	Fidelity® VIP Equity-Income PortfolioSM, Initial Class [4], Fidelity Management & Research Company LLC / Other investment advisers serve as sub-advisers for the fund.
Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity® VIP Government Money Market Portfolio, Initial Class [4], Fidelity Management & Research Company LLC / Other investment advisers serve as sub-advisers for the fund.
Seeks to achieve capital appreciation.	Fidelity® VIP Growth Portfolio, Initial Class [4], Fidelity Management & Research Company LLC / Other investment advisers serve as sub-advisers for the fund.
Seeks a high level of current income, while also considering growth of capital.	Fidelity® VIP High Income Portfolio, Initial Class [4], Fidelity Management & Research Company LLC / Other investment advisers serve as sub-advisers for the fund.

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Type / Investment Objective	Portfolio Company and Adviser / Subadviser(s)
Seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity® VIP Investment Grade Bond Portfolio, Initial Class [4], Fidelity Management & Research Company LLC / Other investment advisers serve as sub-advisers for the fund.
Seeks long-term growth of capital.	Fidelity® VIP Overseas Portfolio, Initial Class [4], Fidelity Management & Research Company LLC / Other investment advisers serve as sub-advisers for the fund and FMR Investment Management (UK) Limited (FMR UK).
Long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.	Invesco V.I. Global Core Equity Fund, Series I, Invesco Advisers, Inc. / Invesco Canada Ltd.
Seeks total return with an emphasis on high current income, but also considering capital appreciation.	MFS® Income Portfolio, Initial Class, Massachusetts Financial Services Company
Seeks capital appreciation.	MFS® New Discovery Series, Initial Class, Massachusetts Financial Services Company
Seeks total return.	MFS® Utilities Series, Initial Class, Massachusetts Financial Services Company
Long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.	Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I, Morgan Stanley Investment Management Inc. / Morgan Stanley Investment Management Company
Total return.	Morgan Stanley VIF Global Strategist Portfolio, Class I, Morgan Stanley Investment Management Inc. / Morgan Stanley Investment Management Limited
Above-average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.	Morgan Stanley VIF U.S. Real Estate Portfolio, Class I, Morgan Stanley Investment Management Inc.

1	Ameritas Investment Partners, Inc. is an affiliate of Ameritas Life.
2	"Standard & Poor's®," "S&P®," "S&P 500®," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's® and Standard & Poor's® makes no representation regarding the advisability of investing in the Product. The Statement of Additional Information sets forth certain additional disclaimers and limitations of liabilities on behalf of Standard & Poor's® as set forth in the Licensing Agreement between us and Standard & Poor's®.
3	This portfolio is closed to new investments. Funds may remain invested in the Subaccount. Transfers or withdrawals from this portfolio cannot be reinvested in the portfolio.
4	FIDELITY, Contrafund and Equity-Income are registered service marks of FMR LLC. Used with permission.

The following disclosures are added to your Policy prospectus:

Cybersecurity Risk

We are at risk for cyber security failures or breaches of our information and processing systems and the systems of our business partners that could have negative impacts on you. These impacts include, but are not limited to, potential financial losses under your Policy, your inability to conduct transactions under your Policy, our inability to calculate your Policy’s values, and the disclosure of your personal or confidential information.

Restrictions On Financial Transactions

Applicable laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to reject a Premium payment and/or block or “freeze” your Policy. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, loans or death benefits, make transfers, or continue making payments under your death benefit option until instructions are received from the appropriate regulator. We also may be required to provide additional information about you or your Policy to government regulators.

Other Matters

Pandemics and their related major public health issues have a major impact on the global economy and financial markets. Governmental and non-governmental organizations may not effectively combat the spread and severity of such a pandemic, increasing its harm to Ameritas Life. Any of these events could materially adversely affect the Company’s operations, business, financial results, or financial condition.

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Conflict of Interest

Your representative may receive compensation for selling this policy to you, both in the form of commissions, additional cash benefits (e.g., bonuses), and non-cash compensation. This conflict of interest may influence your registered representative to recommend this policy over another investment for which the representative is not compensated or compensated less.

Unclaimed Death Benefit Proceeds

Every state has unclaimed property laws that generally declare life insurance and annuity policies to be abandoned after a period of inactivity of three to five years from the date any death benefit and/or annuity payment is due and payable. For example, if the payment of a death benefit has been triggered, and after a thorough search, we are still unable to locate the Beneficiary of the death benefit, the death benefit will be paid to the abandoned property investment division or unclaimed property office of the state in which the Beneficiary or the Policy Owner last resided, as shown on our books and records. (“Escheatment” is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation and within certain mandated periods. To prevent your Policy’s death benefit and/or annuity payment from being paid to the state’s abandoned or unclaimed property office, it is important that you update your Beneficiary designation, and personal information—including complete names and complete address—if and as they change.

All other provisions remain as stated in your Policy and prospectus as supplemented.

Please retain this Supplement with the current prospectus for your variable Policy with

Ameritas Life Insurance Corp.

If you do not have a current prospectus, please contact Ameritas Life at 800-745-1112.

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